Average Annual Total Returns			12 Months Ended	60 Months Ended	73 Months Ended		80 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Timothy Plan US Small Cap Core ETF | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.91%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Small Cap Core ETF | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.81%	6.09%	8.87%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Small Cap Core ETF | Victory US Small Cap Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.87%	10.22%	10.76%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.22%	9.56%	10.10%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		6.73%	9.23%	9.76%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		4.26%	7.49%	8.00%	[2]
Performance Inception Date		Dec. 02, 2019
Timothy Plan US Large/Mid Cap Core ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%	14.42%			15.28%	[7]
Performance Inception Date		Apr. 30, 2019
Timothy Plan US Large/Mid Cap Core ETF | Victory US Large/Mid Cap Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.67%	9.59%			10.89%	[7]
Performance Inception Date		Apr. 30, 2019
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.09%	8.99%			10.30%	[7]
Performance Inception Date		Apr. 30, 2019
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		6.69%	8.73%			10.03%	[7]
Performance Inception Date		Apr. 30, 2019
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		4.19%	7.04%			8.23%	[7]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.88%	14.42%			15.28%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | Russell 1000© Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		15.91%	11.33%			10.26%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | Victory US Large Cap High Dividend Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		8.80%	11.29%			9.69%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.19%	10.67%			9.11%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		7.24%	10.02%			8.45%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		4.83%	8.32%			7.12%	[11]
Performance Inception Date		Apr. 30, 2019
Timothy Plan International ETF | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		31.22%	8.92%	9.25%	[16]
Performance Inception Date		Dec. 02, 2019
Timothy Plan International ETF | Victory International Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		36.21%	8.66%	9.12%	[16]
Performance Inception Date		Dec. 02, 2019
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			35.44%	8.01%	8.41%	[16]
Performance Inception Date		Dec. 02, 2019
Timothy Plan International ETF | Timothy Plan International ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		34.72%	7.64%	8.04%	[16]
Performance Inception Date		Dec. 02, 2019
Timothy Plan International ETF | Timothy Plan International ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		21.73%	6.47%	6.82%	[16]
Performance Inception Date		Dec. 02, 2019

[1]	The Russell 3000© Index is a measure of the performance of the largest 3,000 U.S. companies representing 96% of the investable American stock market.
[2]	December 2, 2019
[3]	The Russell 2000© Index is a market capitalization-weighted index that measures the performance of the 2000 smallest US stocks in the Russell 3000© Index, as measured by market capitalization.
[4]	Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.
[7]	April 30, 2019
[8]	Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[10]	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.
[11]	April 30, 2019
[12]	The Russell 1000© Value Index is a is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.
[13]	Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[15]	MSCI EAFE Index (“Industry Benchmark”) is a free float-adjusted, market capitalization-weighted index that measures the performance of stocks in the developed markets, excluding the United States and Canada.
[16]	December 2, 2019
[17]	Victory International Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Adviser. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.